ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

GulfSlope Energy, Inc. (the "Company," "GulfSlope," "our" and words of similar import), a Delaware corporation, is an independent energy company intent upon engaging in the acquisition, exploration, exploitation, development and production of crude oil and natural gas properties.    To this end, the Company entered the exploration stage on March 22, 2013 when it executed a master license agreement with a geophysical company to license certain seismic data for the purposes of engaging in the exploration of oil and natural gas.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The condensed financial statements included herein are unaudited.    However, these condensed financial statements include all adjustments (consisting of normal recurring adjustments) which, in the opinion of management, are necessary for a fair presentation of financial position, results of operations and cash flows for the interim periods.    The results of operations for interim periods are not necessarily indicative of the results to be expected for an entire year. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the Company's condensed financial statements and accompanying notes. Actual results could differ materially from those estimates.

Certain information, accounting policies, and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been omitted in this Form 10-Q pursuant to certain rules and regulations of the Securities and Exchange Commission ("SEC").    The condensed financial statements should be read in conjunction with the audited financial statements for the year ended September 30, 2013, which were included in the Company's Annual Report on Form 10-K for the fiscal year ended September 30, 2013.

Cash and Cash Equivalents

GulfSlope considers highly liquid investments with insignificant interest rate risk and original maturities to the Company of three months or less to be cash equivalents.    Cash equivalents consist primarily of interest-bearing bank accounts and money market funds.    The Company's cash positions represent assets held in checking and money market accounts.    These assets are generally available on a daily or weekly basis and are highly liquid in nature.

Liquidity/Going Concern

We have incurred accumulated losses for the period from inception to December 31, 2013 of $21,298,662.    Further losses are anticipated in developing our business.    These factors raise substantial doubt about the Company's ability to continue as a going concern. As a result, our auditors have expressed substantial doubt about our ability to continue as a going concern.    As of December 31, 2013, we had $3,344,071 of unrestricted cash on hand excluding $2,500,506 of restricted cash in an escrow account earmarked for a future payment associated with the acquisition of seismic data.    The Company estimates that it will need to raise a minimum of $15 million to fund operations through December 31, 2014, and likely significantly more capital to meet its obligations during the subsequent 12 months. The Company plans to finance the Company through best-efforts equity and/or debt financings. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Full Cost Method

The Company uses the full cost method of accounting for oil and gas exploration and development activities. Under the full cost method of accounting, all costs associated with the exploration for and development of oil and gas reserves are capitalized on a country-by-country basis into a single cost center ("full cost pool"). Such costs include land acquisition costs, geological and geophysical ("G&G") expenses, carrying charges on non-producing properties, costs of drilling both productive and non-productive wells and overhead charges directly related to acquisition, exploration and development activities.

The costs of unproved properties and related capitalized costs (such as G&G costs) are withheld from the depletion base until such time as they are either developed or abandoned.  When proved reserves are assigned or the property is considered to be impaired, the cost of the property or the amount of the impairment is added to costs subject to depletion and full cost ceiling calculations. Further, capitalized G&G costs that are directly associated with unevaluated properties not yet owned by the Company are included in the depletion base.  As of December 31, 2013, the Company had no proved reserves, nor any unevaluated properties.  As a result, the geological and geophysical costs are included in the amortization base as incurred and, per Rule 4-10, are subject to the ceiling limitation test, resulting in immediate impairment.

Companies that use the full cost method of accounting for oil and natural gas exploration and development activities are required to perform a ceiling test calculation each quarter. The full cost ceiling test is an impairment test prescribed by SEC Regulation S-X Rule 4-10. The ceiling test is performed quarterly, on a country-by-country basis, utilizing the average of prices in effect on the first day of the month for the preceding twelve month period. The ceiling limits such pooled costs to the aggregate of the present value of future net revenues attributable to proved crude oil and natural gas reserves discounted at 10% plus the lower of cost or market value of unproved properties less any associated tax effects. If such capitalized costs exceed the ceiling, the Company will record a write-down to the extent of such excess as a non-cash charge to earnings. Any such write-down will reduce earnings in the period of occurrence and results in a lower depreciation, depletion and amortization rate in future periods. A write-down may not be reversed in future periods even though higher oil and natural gas prices may subsequently increase the ceiling.

Net Loss Per Share

Basic earnings per share ("EPS") is computed by dividing net income (loss) (the numerator) by the weighted average number of common shares outstanding for the period (denominator).  Diluted EPS is computed by dividing net income (loss) by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period.  Potential common shares include stock options, warrants, and restricted stock.  The number of potential common shares outstanding relating to stock options, warrants, and restricted stock is computed using the treasury stock method.

As the Company has incurred losses for the three months ended December 31, 2013 and 2012, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations.  As of December 31, 2013 and 2012, there were 46,166,667 and 0 potentially dilutive shares.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operations, financial position or cash flows.  Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Organization

GulfSlope Energy, Inc. (the "Company") was founded December 12, 2003 as Lostwood Professional Services, Inc. and was organized to engage in the business of producing and selling promotional merchandise. The Company was incorporated under the laws of the State of Utah. The Company is no longer actively involved in the promotional merchandise industry. The Company, now a Delaware corporation, is an independent energy company intent upon engaging in the acquisition, exploration, exploitation, development and production of crude oil and natural gas properties.  To this end, the Company entered the exploration stage on March 22, 2013 when it executed a master license agreement with a seismic company to license certain seismic data for the purposes of engaging in the exploration of oil and natural gas.

(b) Cash and Cash Equivalents

The Company considers highly liquid investments with insignificant interest rate risk and original maturities to the Company of three months or less to be cash equivalents.  Cash equivalents consist primarily of interest-bearing bank accounts and money market funds.  The Company's cash positions represent assets held in checking accounts.  These assets are generally available on a daily or weekly basis and are highly liquid in nature.

(c) Restricted Cash

In accordance with a seismic data licensing agreement, certain funds have been placed in an escrow account for the purpose of making an installment payment in the future and are restricted from use in operations.  Refer to Note 8.  Those funds have been classified as restricted cash.

(d) Full Cost Method

The Company uses the full cost method of accounting for oil and gas exploration and development activities. Under the full cost method of accounting, all costs associated with the exploration for and development of oil and gas reserves are capitalized on a country-by-country basis into a single cost center ("full cost pool"). Such costs include land acquisition costs, geological and geophysical expenses, carrying charges on non-producing properties, costs of drilling both productive and non-productive wells and overhead charges directly related to acquisition, exploration and development activities.

The costs of unproved properties and related capitalized costs (such as G&G costs) are withheld from the depletion base until such time as they are either developed or abandoned.  When proved reserves are assigned or the property is considered to be impaired, the cost of the property or the amount of the impairment is added to costs subject to depletion and full cost ceiling calculations. Further, capitalized G&G costs that are directly associated with unevaluated properties not yet owned by the Company are included in the depletion base.  As of September 30, 2013, the Company had no proved reserves, nor any unevaluated properties.    As a result, the geological and geophysical costs are included in the amortization base as incurred and, per Rule 4-10, are subject ceiling limitation test, resulting in immediate impairment.

Companies that use the full cost method of accounting for oil and natural gas exploration and development activities are required to perform a ceiling test calculation each quarter. The full cost ceiling test is an impairment test prescribed by SEC Regulation S-X Rule 4-10. The ceiling test is performed quarterly, on a country-by-country basis, utilizing the average of prices in effect on the first day of the month for the preceding twelve month period. The ceiling limits such pooled costs to the aggregate of the present value of future net revenues attributable to proved crude oil and natural gas reserves discounted at 10% plus the lower of cost or market value of unproved properties less any associated tax effects. If such capitalized costs exceed the ceiling, the Company will record a write-down to the extent of such excess as a non-cash charge to earnings. Any such write-down will reduce earnings in the period of occurrence and results in a lower depreciation, depletion and amortization ("DD&A") rate in future periods. A write-down may not be reversed in future periods even though higher oil and natural gas prices may subsequently increase the ceiling.

(e) Capitalized Interest

Interest is capitalized on the cost of unevaluated gas and oil properties that are excluded from amortization and actively being evaluated, if any.

(e) Property and Equipment

Property and equipment are carried at cost and include expenditures for new equipment and those expenditures that substantially increase the productive lives of existing equipment and leasehold improvements. Maintenance and repair costs are expensed as incurred.  Property and equipment are depreciated on a straight-line basis over the assets' estimated useful lives. Fully depreciated property and equipment still in use are not eliminated from the accounts.

The Company assesses the carrying value of its property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing estimated undiscounted cash flows expected to be generated from such assets to their net book value.  If net book value exceeds estimated cash flows, the asset is written down to its fair value, determined by the estimated discounted cash flows from such asset.  When an asset is retired or sold, its cost and related accumulated depreciation and amortization are removed from the accounts. The difference between the net book value of the asset and proceeds on disposition is recorded as a gain or loss.

(f) Income Taxes

The Company applies the provisions of FASB Accounting Standard Codification (ASC) 740 Income Taxes. This standard requires an asset and liability approach for financial accounting and reporting for income taxes, and the recognition of deferred tax assets and liabilities for the temporary differences between the financial reporting basis and tax basis of the Company's assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. A valuation allowance is provided if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(g) Net Loss Per Common Share

Basic earnings per share ("EPS") is computed by dividing net income (loss) (the numerator) by the weighted average number of common shares outstanding for the period (denominator).  Diluted EPS is computed by dividing net income (loss) by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period.  Potential common shares include stock options, warrants, and restricted stock.  The number of potential common shares outstanding relating to stock options, warrants, and restricted stock is computed using the treasury stock method.

As the Company has incurred losses for the years ended September 30, 2013 and 2012, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations.  As of September 30, 2013 and 2012, there were 45,833,333 and 0 potentially dilutive shares, respectively.

(h) Statement of Cash Flows

For purposes of the Statements of Cash Flows, the Company considers cash on deposit in the bank to be cash.  The Company had $310,199 unrestricted cash as of September 30, 2013.  The Company had $423,009 unrestricted cash as of September 30, 2012.

(i) Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j) Impact of New Accounting Standards

The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.